Fees Summary	Sep. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 351,000
Previously Paid Amount	0.00
Total Fee Amount	51.81
Total Offset Amount	0.00
Net Fee	51.81
Narrative - Max Aggregate Offering Price	$ 351,000
Final Prospectus	true